Interim Consolidated Balance Sheets (Unaudited) (Parentheticals) $ in Thousands	Jun. 30, 2025 USD ($) shares	Jun. 30, 2025 ₪ / shares	Dec. 31, 2024 USD ($) shares
Statement of Financial Position [Abstract]
Allowance for credit losses (in Dollars) | $	$ 574		$ 594
Share capital, par value (in New Shekels per share) | ₪ / shares		₪ 0.00001
Share capital, shares authorized	3,454,112,863
Share capital, shares issued	244,510,882		234,566,473
Share capital, shares outstanding	244,469,106		234,524,697
Treasury share, par value (in New Shekels per share) | ₪ / shares		₪ 0.00001
Treasury share, ordinary shares	41,776